LVIP Delaware U.S. Growth Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–99.71%
Aerospace & Defense–1.10%
Lockheed Martin Corp.	8,297	$ 3,922,241
		3,922,241
Air Freight & Logistics–0.66%
United Parcel Service, Inc. Class B	12,069	2,341,265
		2,341,265
Automobiles–1.98%
†Tesla, Inc.	33,895	7,031,857
		7,031,857
Biotechnology–1.92%
AbbVie, Inc.	12,913	2,057,945
†Vertex Pharmaceuticals, Inc.	15,134	4,768,269
		6,826,214
Broadline Retail–1.69%
†Amazon.com, Inc.	58,188	6,010,238
		6,010,238
Capital Markets–2.17%
Ameriprise Financial, Inc.	3,545	1,086,543
Blackstone, Inc.	41,614	3,655,374
MSCI, Inc.	5,334	2,985,386
		7,727,303
Consumer Finance–0.53%
American Express Co.	11,446	1,888,018
		1,888,018
Consumer Staples Distribution & Retail–2.57%
†BJ's Wholesale Club Holdings, Inc.	36,937	2,809,798
Costco Wholesale Corp.	12,767	6,343,539
		9,153,337
Diversified Consumer Services–0.52%
H&R Block, Inc.	52,501	1,850,660
		1,850,660
Energy Equipment & Services–0.30%
Halliburton Co.	33,975	1,074,969
		1,074,969
Entertainment–0.36%
†Playtika Holding Corp.	114,073	1,284,462
		1,284,462
Financial Services–4.79%
Mastercard, Inc. Class A	25,306	9,196,454
Visa, Inc. Class A	34,822	7,850,968
		17,047,422
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products–0.55%
†Darling Ingredients, Inc.	33,240	$ 1,941,216
		1,941,216
Ground Transportation–1.15%
Old Dominion Freight Line, Inc.	12,042	4,104,395
		4,104,395
Health Care Providers & Services–4.54%
AmerisourceBergen Corp.	19,427	3,110,457
McKesson Corp.	9,912	3,529,168
†Molina Healthcare, Inc.	10,149	2,714,756
UnitedHealth Group, Inc.	14,429	6,819,001
		16,173,382
Health Care Technology–0.77%
†Veeva Systems, Inc. Class A	14,945	2,746,742
		2,746,742
Hotels, Restaurants & Leisure–3.49%
†Airbnb, Inc. Class A	14,012	1,743,093
†Booking Holdings, Inc.	2,121	5,625,762
Hilton Worldwide Holdings, Inc.	11,577	1,630,852
Starbucks Corp.	33,042	3,440,663
		12,440,370
Insurance–0.40%
Aon PLC Class A	4,522	1,425,741
		1,425,741
Interactive Media & Services–8.13%
†Alphabet, Inc. Class A	120,532	12,502,784
†Alphabet, Inc. Class C	103,940	10,809,760
†Meta Platforms, Inc. Class A	26,525	5,621,709
		28,934,253
IT Services–0.23%
†EPAM Systems, Inc.	2,767	827,333
		827,333
Machinery–1.98%
Caterpillar, Inc.	19,701	4,508,377
Otis Worldwide Corp.	30,221	2,550,652
		7,059,029
Media–0.65%
†Trade Desk, Inc. Class A	37,754	2,299,596
		2,299,596
Oil, Gas & Consumable Fuels–3.12%
Cheniere Energy, Inc.	23,429	3,692,410
EOG Resources, Inc.	27,231	3,121,490
Ovintiv, Inc.	39,756	1,434,397
LVIP Delaware U.S. Growth Fund–1

LVIP Delaware U.S. Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
PDC Energy, Inc.	44,719	$ 2,870,065
		11,118,362
Personal Care Products–0.33%
Estee Lauder Cos., Inc. Class A	4,773	1,176,354
		1,176,354
Pharmaceuticals–3.08%
Eli Lilly & Co.	17,716	6,084,029
Merck & Co., Inc.	45,857	4,878,726
		10,962,755
Professional Services–0.58%
Genpact Ltd.	44,577	2,060,349
		2,060,349
Semiconductors & Semiconductor Equipment–10.69%
†Advanced Micro Devices, Inc.	31,527	3,089,961
Applied Materials, Inc.	43,588	5,353,914
Broadcom, Inc.	12,711	8,154,615
Lam Research Corp.	6,658	3,529,539
Monolithic Power Systems, Inc.	4,170	2,087,252
NVIDIA Corp.	37,125	10,312,211
QUALCOMM, Inc.	43,219	5,513,880
		38,041,372
Software–19.51%
†Adobe, Inc.	16,148	6,222,955
†Crowdstrike Holdings, Inc. Class A	17,721	2,432,384
†Dropbox, Inc. Class A	122,428	2,646,893
†Fair Isaac Corp.	5,443	3,824,742
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Fortinet, Inc.	61,858	$ 4,111,083
†HubSpot, Inc.	3,016	1,293,110
Intuit, Inc.	4,383	1,954,073
†Manhattan Associates, Inc.	23,370	3,618,844
Microsoft Corp.	124,526	35,900,846
†ServiceNow, Inc.	11,294	5,248,548
†Synopsys, Inc.	5,687	2,196,604
		69,450,082
Specialty Retail–6.58%
†AutoZone, Inc.	1,608	3,952,705
Lowe's Cos., Inc.	21,673	4,333,950
†O'Reilly Automotive, Inc.	4,469	3,794,091
TJX Cos., Inc.	65,524	5,134,461
†Ulta Beauty, Inc.	7,578	4,135,087
Williams-Sonoma, Inc.	16,977	2,065,422
		23,415,716
Technology Hardware, Storage & Peripherals–13.08%
Apple, Inc.	249,787	41,189,876
HP, Inc.	82,328	2,416,327
NetApp, Inc.	45,980	2,935,823
		46,542,026
Textiles, Apparel & Luxury Goods–2.26%
†Deckers Outdoor Corp.	9,034	4,061,235
NIKE, Inc. Class B	19,351	2,373,206
Tapestry, Inc.	37,354	1,610,331
		8,044,772
Total Common Stock (Cost $280,628,722)		354,921,831

TOTAL INVESTMENTS–99.71% (Cost $280,628,722)	354,921,831
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.29%	1,030,641
NET ASSETS APPLICABLE TO 47,091,483 SHARES OUTSTANDING–100.00%	$355,952,472

† Non-income producing.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes.
LVIP Delaware U.S. Growth Fund–2

LVIP Delaware U.S. Growth Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware U.S. Growth Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$354,921,831	$—	$—	$354,921,831
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware U.S. Growth Fund–3